Note 10 Subsequent Events (Details Narrative) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended				105 Months Ended					3 Months Ended
	Mar. 25, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jan. 31, 2013 April 2008 Warrants, Original	Sep. 08, 2013 July 2010 Private Placement Warrants, Amended	Jun. 30, 2013 July 2010 Private Placement Warrants, Amended	Jan. 31, 2013 July 2010 Private Placement Warrants, Amended	Mar. 31, 2013 Employee Stock Option [Member]
Shares issuable								600,000			400,000
Exercise price								$ 0.73			$ 0.73
Expiration date								2013-04	2013-09	2013-06	2013-10
Shares rescinded									178,750	156,250	200,000
Shares purchased by institutional investor		911,385
Proceeds from sale of stock		$ 1,000,000			$ 6,500	$ (6,500)	$ 19,000
Shares issued as additional commitment fee		15,085
Fair value of additional shares issued		19,550	130,813	3,470
Employee stock options granted												75,000
Stock option exercise price												$ 1.16
Fair value of options granted												$ 81,076 [1]
Option expiration date												Mar. 31, 2023
Description of employee option												These options granted to a new employee expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013. The option will be expenses over the vesting term.
Research and development arrangement	On March 12, 2012, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

[1]	Fair value based on the Black-Scholes Pricing Formula.